Vessels, Net, Acquisitions (Details) $ in Thousands	May 31, 2017 t	Mar. 28, 2017 USD ($)	Dec. 13, 2016 t	Nov. 30, 2016 t	Sep. 26, 2016 USD ($) Vessel	Dec. 31, 2017 USD ($)
Vessels, Net [Abstract]
Capitalized expenditures | $						$ 465
Capesize Vessel [Member]
Vessels, Net [Abstract]
Gross purchase price of vessel | $					$ 20,750
Number of vessels to be acquired | Vessel					2
Capesize Vessel [Member] | Partnership [Member]
Vessels, Net [Abstract]
Gross purchase price of vessel | $		$ 32,650
Dead weight tonnage | t	179,213
Capesize Vessel [Member] | Lordship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t				178,838
Capesize Vessel [Member] | Knightship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t			178,978